Consolidated Statements of Operations - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Mar. 31, 2023	Mar. 31, 2022
Operating expenses:
Officer compensation	$ 30,593		$ 57,593
Stock based compensation– related party				5,009,771	$ 8,141,501
Professional fees	56,868	10,847	76,793	19,851	102,286	119,863
Consulting expense					39,602	105,565
General and administrative	9,420	41,510	14,084	57,869	196,500	83,743
Total operating expenses	96,881	52,357	148,470	5,087,491	8,479,889	309,171
Loss from operations	(96,881)	(52,357)	(148,470)	(5,087,491)	(8,479,889)	(309,171)
Other income:
Interest expense					(382)
Other (expense) income	(1,909)	5,685	9,384	5,685	8,055	22,000
Total other income	(1,909)	5,685	9,384	5,685	7,673	22,000
Loss from operations before provision for income taxes	(98,790)	(46,672)	(139,086)	(5,081,806)	(8,472,216)	(287,171)
Provision for income taxes
Net loss	(98,790)	(46,672)	(139,086)	(5,081,806)	(8,472,216)	(287,171)
Other comprehensive income:
Foreign currency translation adjustment	(3,104)		(3,165)		665
Comprehensive Loss	$ (101,894)	$ (46,672)	$ (142,251)	$ (5,081,806)	$ (8,471,551)	$ (287,171)
Net loss per common share - basic	$ (0.01)	$ (0.01)	$ (0.01)	$ (0.89)	$ (1.43)	$ (0.30)
Net loss per common share - diluted	$ (0.01)	$ (0.01)	$ (0.01)	$ (0.89)	$ (1.43)	$ (0.30)
Weighted average shared - basic	10,846,628	5,681,248	9,722,814	5,681,248	5,938,851	944,651
Weighted average shared - diluted	10,846,628	5,681,248	9,722,814	5,681,248	5,938,851	944,651